Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies
11.	Commitments and Contingencies

From time to time, the Company is engaged in various legal proceedings that are routine in nature and incidental to its business. At this time, there are no legal proceedings to which the Company is a party nor, to management’s knowledge, are any material legal proceedings contemplated.

As of June 30, 2012, a number of the Company’s employees were covered by employment agreements. In general, the employment agreements contain non-compete provisions ranging from six months to one year following the term of the applicable agreement.

11.	Commitments and Contingencies

The Company is engaged in various legal proceedings that are routine in nature and incidental to its business. None of these proceedings, either individually or in the aggregate, is believed, in management’s option, to have a material adverse effect on either its consolidated financial position or its consolidated results of operations.

As of December 31, 2011, a number of the Company’s employees were covered by employment agreements. In general, the employment agreements contain non-compete provisions ranging from six months to one year following the term of the applicable agreement.